Organization and Description of Business (Details) $ in Millions	May 19, 2021 CNY (¥) shares	Aug. 30, 2016 USD ($) shares
Organization and Description of Business (Details) [Line Items]
Shareholders consideration amount (in Dollars) | $		$ 91.9
Aggregate common shares	363,325,542
Exchange ratio	5.8417
Purchase price (in Yuan Renminbi) | ¥	¥ 0
Newegg Inc.’s [Member]
Organization and Description of Business (Details) [Line Items]
Shares issued		24,870,027
Class A Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Shares issued		490,706
Series A Convertible Preferred Stock [Member]
Organization and Description of Business (Details) [Line Items]
Shares issued		12,782,546
Shareholders consideration amount (in Dollars) | $		$ 172.2